Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
TOTAL REVENUE		$ 26,533,591	$ 23,187,800
TOTAL COST OF REVENUE		26,403,830	22,975,817
GROSS PROFIT		129,761	211,983
General and administrative expenses		1,353,046	2,159,899
Total operating expenses		1,353,046	2,159,899
LOSS FROM OPERATIONS		(1,223,285)	(1,947,916)
OTHER INCOME (LOSS):
Interest income		60,227	20,878
Interest expense		(233,728)
Change in fair value of warrant liabilities		(11,811,648)
Gains on settlement of warrant liabilities		628,406
Net gains on marketable equity securities		2,512,725
Other income		12	1,468,587
Exchange gain (loss)		(4,556)	43,253
Total other income (loss)		(8,848,562)	1,532,718
LOSS BEFORE INCOME TAX		(10,071,847)	(415,198)
INCOME TAX
NET LOSS		(10,071,847)	(415,198)
LESS: INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST		(7,102)	1,610
NET LOSS AND TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO PS INTERNATIONAL GROUP LTD.		$ (10,064,745)	$ (416,808)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING*:
Basic (in Shares)	[1]	14,145,276	3,247,117
Diluted (in Shares)	[1]	14,145,276	3,247,117
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic (in Dollars per share)		$ (0.71)	$ (0.13)
Diluted (in Dollars per share)		$ (0.71)	$ (0.13)
Revenues
TOTAL REVENUE		$ 25,100,878	$ 23,124,641
Related Parties
TOTAL REVENUE		1,432,713	63,159
TOTAL COST OF REVENUE		219,713	499,718
Cost of Revenue
TOTAL COST OF REVENUE		$ 26,184,117	$ 22,476,099

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.